Current and deferred taxes - Movement of deferred taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Current and deferred taxes
Recognised in profit of loss		€ (622)
Temporary differences
Current and deferred taxes
Beginning balance	€ (4,592)
Recognised in profit of loss	(8)
Ending balance	(4,599)
Intangible assets
Current and deferred taxes
Beginning balance	(4,637)
Ending balance	(4,637)
Property, plant and equipment
Current and deferred taxes
Beginning balance	1
Ending balance	1
Right of use asset
Current and deferred taxes
Beginning balance	(343)
Recognised in profit of loss	72
Ending balance	(271)
Lease liabilities
Current and deferred taxes
Beginning balance	386
Recognised in profit of loss	(73)
Ending balance	313
Other current assets & other liabilities
Current and deferred taxes
Beginning balance	2
Recognised in profit of loss	(7)
Ending balance	(5)
Unused tax losses
Current and deferred taxes
Beginning balance	4,592
Recognised in profit of loss	8
Ending balance	€ 4,599